Non-operating income (expense)_Details of non operating incomes and expenses (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 KRW (₩)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Gain or loss on valuation of investments in associates and joint ventures
Gains on valuation of investments in joint ventures and associates		₩ 125,602,000,000			₩ 103,775,000,000	₩ 25,791,000,000
Losses on valuation of investments in joint ventures and associates		(23,283,000,000)			(16,144,000,000)	(22,595,000,000)
Impairment losses of investments in joint ventures and associates		(1,242,000,000)			(3,634,000,000)	(177,000,000)
Total		101,077,000,000		$ 93,064	83,997,000,000	3,019,000,000
Other income disclosure nonoperating [Abstract]
Rental fee income		15,190,000,000			10,106,000,000	6,835,000,000
Gains on disposal of investment in joint ventures and associates		3,470,000,000			0	50,511,000,000
Gains on disposal of premises and equipment, intangble assets and other assets		9,715,000,000			1,632,000,000	30,278,000,000
Reversal of impairment loss of premises and equipment, intangible assets and other assets		172,000,000			103,000,000	761,000,000
Others		104,648,000,000	[1]		56,618,000,000	41,324,000,000
Total		133,195,000,000			68,459,000,000	129,709,000,000
Other expense disclosure nonoperating [Abstract]
Depreciation on investment properties		2,689,000,000			2,225,000,000	4,045,000,000
Interest expenses of refundable deposits		762,000,000			834,000,000	620,000,000
Losses on disposal of investment in joint ventures and associates		0			0	2,931,000,000
Losses on disposal of premises and equipment, intangible assets and other assets		2,717,000,000			3,433,000,000	1,160,000,000
Impairment losses of premises and equipment, intangible assets and other assets		8,763,000,000			28,295,000,000	87,000,000
Donation		44,504,000,000			62,545,000,000	51,983,000,000
Others		253,980,000,000	[2]		132,051,000,000	26,331,000,000
Total		313,415,000,000			229,383,000,000	87,157,000,000
Total		(180,220,000,000)		$ (165,934)	₩ (160,924,000,000)	₩ 42,552,000,000
Profit from bargain purchase	[3]	67,427,000,000
Other extraordinary losses related to other provisions	[2]	₩ 224,427,000,000

[1]	Included 67,427 million Won of profit from bargain purchase for the year ended December 31, 2020.
[2]	Included 224,427 million Won of other extraordinary losses related to other provisions for the year ended December 31, 2020.
[3]	Included 67,427 million Won of profit from bargain purchase for the year ended December 31, 2020.